United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/17

Date of Reporting Period: Quarter ended 12/31/16

Item 1.	Schedule of Investments

Federated Clover Small Value Fund
Portfolio of Investments
December 31, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—97.0%
		Consumer Discretionary—7.6%
81,050		Aaron's, Inc.	$2,592,790
99,575	[1]	Asbury Automotive Group, Inc.	6,143,777
171,675		DeVry Education Group, Inc.	5,356,260
343,225	[1]	Houghton Mifflin Harcourt Co.	3,723,991
133,600		Nexstar Broadcasting Group, Inc., Class A	8,456,880
215,725		Sinclair Broadcast Group, Inc.	7,194,429
105,800	[1]	Skechers USA, Inc., Class A	2,600,564
107,725	[1]	Tenneco, Inc.	6,729,581
220,375		Tribune Media Co.	7,708,717
		TOTAL	50,506,989
		Consumer Staples—2.3%
86,125		Energizer Holdings, Inc.	3,842,036
183,825		Snyders-Lance, Inc.	7,047,851
192,793		Vector Group Ltd.	4,384,113
		TOTAL	15,274,000
		Energy—6.1%
253,500		Golar LNG Ltd.	5,815,290
615,550	[1]	McDermott International, Inc.	4,548,915
233,875		PBF Energy, Inc.	6,520,435
113,925		SM Energy Co.	3,928,134
182,450		SemGroup Corp.	7,617,287
681,600	[1]	Tetra Technologies, Inc.	3,421,632
80,975		US Silica Holdings, Inc.	4,589,663
251,975	[1]	WPX Energy, Inc.	3,671,276
		TOTAL	40,112,632
		Financials—31.9%
149,473		Argo Group International Holdings Ltd.	9,850,271
729,600		BGC Partners, Inc., Class A	7,463,808
529,925		CNO Financial Group, Inc.	10,148,064
211,239		Chemical Financial Corp.	11,442,817
470,800		Colony Capital, Inc., Class A	9,533,700
885,400		FNB Corp. (PA)	14,192,962
127,400	[1]	Flagstar Bancorp, Inc.	3,432,156
152,775		Great Western Bancorp, Inc.	6,659,462
302,300		Hilltop Holdings, Inc.	9,008,540
109,875		Iberiabank Corp.	9,202,031
559,200		Invesco Mortgage Capital, Inc.	8,164,320
179,375		MB Financial, Inc.	8,471,881
406,620		Maiden Holdings Ltd.	7,095,519
691,575		New Residential Investment Corp.	10,871,559
256,475		OM Asset Management PLC	3,718,888
187,325	[1]	OneMain Holdings, Inc.	4,147,376
278,875		Popular, Inc.	12,220,302
771,025		Radian Group, Inc.	13,863,029
195,853		Synovus Financial Corp.	8,045,641
72,175		Validus Holdings Ltd.	3,970,347
258,350		WSFS Financial Corp.	11,974,522
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
146,750		Webster Financial Corp. Waterbury	$7,965,590
188,875	[1]	Western Alliance Bancorp	9,200,101
149,975		Wintrust Financial Corp.	10,883,686
		TOTAL	211,526,572
		Health Care—4.6%
143,800	[1]	Akorn, Inc.	3,139,154
204,775	[1]	Capital Senior Living Corp.	3,286,639
150,825	[1]	Emergent Biosolutions, Inc.	4,953,093
116,200	[1]	Medicines Co.	3,943,828
57,700	[1]	Molina Healthcare, Inc.	3,130,802
158,225		Owens & Minor, Inc.	5,583,760
274,841	[1]	Wright Medical Group, Inc.	6,315,846
		TOTAL	30,353,122
		Industrials—16.8%
222,675		Actuant Corp.	5,778,416
204,795		Barnes Group, Inc.	9,711,379
68,000	[1]	Colfax Corp.	2,443,240
59,675		Curtiss Wright Corp.	5,869,633
104,350		Greenbrier Cos., Inc.	4,335,743
126,675	[1]	KLX, Inc.	5,714,309
196,450		Kennametal, Inc.	6,141,027
191,162		LSC Communications, Inc.	5,673,688
409,125	[1]	MRC Global, Inc.	8,288,872
308,025	[1]	Manitowoc Foodservice, Inc.	5,954,123
402,425		Mueller Water Products, Inc.	5,356,277
359,825	[1]	Now, Inc.	7,365,618
189,775		R.R. Donnelley & Sons Co.	3,097,128
170,825	[1]	SPX Flow, Inc.	5,476,650
53,434		Unifirst Corp.	7,675,794
151,050	[1]	WESCO International, Inc.	10,052,377
334,525		Werner Enterprises, Inc.	9,015,449
69,350	[1]	XPO Logistics, Inc.	2,993,146
		TOTAL	110,942,869
		Information Technology—10.4%
103,025	[1]	Arris International PLC	3,104,143
346,325	[1]	Benchmark Electronics, Inc.	10,562,912
92,750	[1]	BroadSoft, Inc.	3,825,937
296,225	[1]	CIENA Corp.	7,230,852
298,075		Cypress Semiconductor Corp.	3,409,978
67,550	[1]	ePlus, Inc.	7,781,760
354,625		Evertec, Inc.	6,294,594
144,375	[1]	II-VI, Inc.	4,280,719
105,800	[1]	Insight Enterprises, Inc.	4,278,552
133,075		MKS Instruments, Inc.	7,904,655
247,450	[1]	MaxLinear, Inc.	5,394,410
195,275	[1]	Rubicon Project, Inc./The	1,448,941
26,575		Synnex Corp.	3,216,107
		TOTAL	68,733,560
		Materials—5.7%
317,925		Commercial Metals Corp.	6,924,407
411,625		Ferroglobe PLC	4,457,899
2

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
389,125		Huntsman Corp.	$7,424,505
361,350		Olin Corp.	9,254,173
308,800	[1]	Owens-Illinois, Inc.	5,376,208
178,651	[1]	Summit Materials, Inc.	4,250,106
		TOTAL	37,687,298
		Real Estate—6.6%
343,525		Colony Starwood Homes	9,896,955
388,925		Healthcare Realty Trust, Inc.	11,792,206
138,600		Highwoods Properties, Inc.	7,069,986
424,625		Kite Realty Group Trust	9,970,195
465,250		Lexington Realty Trust	5,024,700
		TOTAL	43,754,042
		Telecommunication Services—0.9%
834,250	[1]	Vonage Holdings Corp.	5,714,613
		Utilities—4.1%
109,775		Aqua America, Inc.	3,297,641
349,175	[1]	Dynegy, Inc.	2,954,020
219,925		Portland General Electric Co.	9,529,350
179,925		Spire, Inc.	11,614,159
		TOTAL	27,395,170
		TOTAL COMMON STOCKS (IDENTIFIED COST $519,316,798)	642,000,867
		Warrant—0.0%
259,575	[1,2]	Ferroglobe PLC, Warrants (IDENTIFIED COST $0)	0
		INVESTMENT COMPANY—3.8%
25,219,444	[3]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.79%[4] (IDENTIFIED COST $25,219,444)	25,221,966
		TOTAL INVESTMENTS—100.8% (IDENTIFIED COST $544,536,242)[5]	667,222,833
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[6]	(5,059,631)
		TOTAL NET ASSETS—100%	$662,163,202
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	Affiliated holding.

Transactions involving the affiliated holding during the period ended December 31, 2016 were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2016	22,922,475
Purchases/Additions	80,087,857
Sales/Reductions	(77,790,888)
Balance of Shares Held 12/31/2016	25,219,444
Value	$25,221,966
Dividend Income	$29,318
3

4	7-day net yield.
5	At December 31, 2016, the cost of investments for federal tax purposes was $544,536,242. The net unrealized appreciation of investments for federal tax purposes was $122,686,591. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $136,638,353 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,951,762.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
4

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$613,951,793	$—	$—	$613,951,793
International	28,049,074	—	—	28,049,074
Warrant	—	—	0	0
Investment Company	25,221,966	—	—	25,221,966
TOTAL SECURITIES	$667,222,833	$—	$0	$667,222,833
5
Federated Clover Value Fund
Portfolio of Investments
December 31, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—84.1%
		Consumer Discretionary—9.4%
661,800	[1]	Toll Brothers, Inc.	$20,515,800
561,100		Viacom, Inc., Class B	19,694,610
142,200		Whirlpool Corp.	25,847,694
		TOTAL	66,058,104
		Consumer Staples—4.0%
333,600		Procter & Gamble Co.	28,049,088
		Energy—13.0%
987,700		BP PLC, ADR	36,920,226
757,100	[1]	QEP Resources, Inc.	13,938,211
776,000		Suncor Energy, Inc.	25,367,440
218,000		Technip SA	15,469,811
		TOTAL	91,695,688
		Financials—19.2%
257,800		American International Group, Inc.	16,836,918
1,465,800		Bank of America Corp.	32,394,180
670,100		Bank of New York Mellon Corp.	31,749,338
405,900		Discover Financial Services	29,261,331
288,600		JPMorgan Chase & Co.	24,903,294
		TOTAL	135,145,061
		Health Care—7.7%
673,400		Pfizer, Inc.	21,872,032
203,500		UnitedHealth Group, Inc.	32,568,140
		TOTAL	54,440,172
		Industrials—12.7%
709,200		CSX Corp.	25,481,556
216,000		Caterpillar, Inc.	20,031,840
377,400		Eaton Corp. PLC	25,319,766
384,100		Textron, Inc.	18,651,896
		TOTAL	89,485,058
		Information Technology—9.1%
671,900		Cisco Systems, Inc.	20,304,818
1,224,600	[1]	First Data Corp.	17,377,074
529,500		Hewlett Packard Enterprise Co.	12,252,630
571,700		Symantec Corp.	13,657,913
		TOTAL	63,592,435
		Materials—6.7%
618,600		International Paper Co.	32,822,916
829,700	[1]	Owens-Illinois, Inc.	14,445,077
		TOTAL	47,267,993
		Telecommunication Services—2.3%
371,700		AT&T, Inc.	15,808,401
		TOTAL COMMON STOCKS (IDENTIFIED COST $512,571,837)	591,542,000
		EXCHANGE-TRADED FUNDS—8.8%
108,300		iShares Nasdaq Biotechnology ETF	28,740,654
1

Shares			Value
		EXCHANGE-TRADED FUNDS—continued
297,800		iShares Russell 1000 Value Index Fund	$33,362,534
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $59,356,567)	62,103,188
		INVESTMENT COMPANY—8.3%
58,105,391	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.79%[3] (IDENTIFIED COST $58,106,190)	58,111,201
		TOTAL INVESTMENTS—101.2% (IDENTIFIED COST $630,034,594)[4]	711,756,389
		OTHER ASSETS AND LIABILITIES - NET—(1.2)%[5]	(8,182,259)
		TOTAL NET ASSETS—100%	$703,574,130
1	Non-income-producing security.
2	Affiliated holding.
Transactions involving the affiliated holding during the period ended December 31, 2016 were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2016	66,337,101
Purchases/Additions	136,152,483
Sales/Reductions	(144,384,193)
Balance of Shares Held 12/31/2016	58,105,391
Value	$58,111,201
Dividend Income	$12,073
3	7-day net yield.
4	At December 31, 2016, the cost of investments for federal tax purposes was $630,034,594. The net unrealized appreciation of investments for federal tax purposes was $81,721,796. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $87,865,702 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,143,906.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
2

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$488,464,757	$—	$—	$488,464,757
International	87,607,432	15,469,811	—	103,077,243
Exchange-Traded Funds	62,103,188	—	—	62,103,188
Investment Company	58,111,201	—	—	58,111,201
TOTAL SECURITIES	$696,286,578	$15,469,811	$—	$711,756,389
The following acronym is used throughout this portfolio:
ADR—American Depositary Receipt
3
Federated Prudent Bear Fund
Portfolio of Investments
December 31, 2016 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—30.1%
		Consumer Discretionary—2.1%
30,500		Time Warner, Inc.	$2,944,165
80,000		Viacom, Inc., Class B	2,808,000
		TOTAL	5,752,165
		Consumer Staples—3.2%
35,500		CVS Health Corp.	2,801,305
34,000		Procter & Gamble Co.	2,858,720
42,000		Wal-Mart Stores, Inc.	2,903,040
		TOTAL	8,563,065
		Energy—3.4%
5,000	[1]	Concho Resources, Inc.	663,000
8,000	[1]	Continental Resources, Inc.	412,320
10,000	[1]	Diamondback Energy, Inc.	1,010,600
7,000		EOG Resources, Inc.	707,700
10,000		EQT Midstream Partners LP	766,800
55,000		Enterprise Products Partners LP	1,487,200
60,000	[1]	Independence Contract Drilling, Inc.	402,000
70,000		Kinder Morgan, Inc.	1,449,700
5,000		PBF Energy, Inc.	139,400
20,000		Patterson-UTI Energy, Inc.	538,400
4,000		Pioneer Natural Resources, Inc.	720,280
7,000		US Silica Holdings, Inc.	396,760
15,000		Williams Cos., Inc.	467,100
		TOTAL	9,161,260
		Financials—5.2%
16,800	[1]	Berkshire Hathaway, Inc.	2,738,064
33,000		JPMorgan Chase & Co.	2,847,570
36,000		State Street Corp.	2,797,920
57,000		U.S. Bancorp	2,928,090
50,000		Wells Fargo & Co.	2,755,500
		TOTAL	14,067,144
		Health Care—3.2%
19,200		Amgen, Inc.	2,807,232
53,500		Bristol-Myers Squibb Co.	3,126,540
37,000		Gilead Sciences, Inc.	2,649,570
		TOTAL	8,583,342
		Industrials—5.4%
18,500		Boeing Co.	2,880,080
51,500		Emerson Electric Co.	2,871,125
26,000		Norfolk Southern Corp.	2,809,820
27,500		Union Pacific Corp.	2,851,200
27,500		United Technologies Corp.	3,014,550
		TOTAL	14,426,775
		Information Technology—2.1%
24,000		Apple, Inc.	2,779,680

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
45,500		Microsoft Corp.	$2,827,370
		TOTAL	5,607,050
		Materials—1.2%
1,000		Agnico Eagle Mines Ltd.	42,000
5,000		Alamos Gold, Inc.	34,200
35,000		CF Industries Holdings, Inc.	1,101,800
85,000	[1]	Lundin Mining Corp.	405,169
1,000		Newmont Mining Corp.	34,070
20,000		Northern Star Resources Ltd.	50,575
32,000		Rio Tinto PLC, ADR	1,230,720
20,000	[1]	SunCoke Energy, Inc.	226,800
1,000		United States Steel Corp.	33,010
		TOTAL	3,158,344
		Real Estate—1.4%
5,000		American Campus Communities, Inc.	248,850
16,000		DCT Industrial Trust, Inc.	766,080
10,000		General Growth Properties, Inc.	249,800
20,000		Lexington Realty Trust	216,000
9,000		Pebblebrook Hotel Trust	267,750
50,000		Rayonier, Inc.	1,330,000
25,000		Weyerhaeuser Co.	752,250
		TOTAL	3,830,730
		Telecommunication Services—1.1%
55,500		Verizon Communications, Inc.	2,962,590
		Utilities—1.8%
8,000		American Water Works Co., Inc.	578,880
13,000		Aqua America, Inc.	390,520
16,000		California Water Service Group	542,400
39,500		Duke Energy Corp.	3,065,990
21,000		Pennon Group PLC	213,468
		TOTAL	4,791,258
		TOTAL COMMON STOCKS (IDENTIFIED COST $76,807,720)	80,903,723
		U.S. TREASURY—53.8%
		U.S. Treasury Notes—53.8%
$95,000,000	[2]	United States Treasury Note, 0.500%, 1/31/2017	94,988,866
30,000,000		United States Treasury Note, 1.000%, 12/31/2017	30,018,750
20,000,000		United States Treasury Note, 1.000%, 11/30/2018	19,935,416
		TOTAL U.S. TREASURY (IDENTIFIED COST $144,920,704)	144,943,032
		INVESTMENT COMPANY—14.8%
39,742,288	[3]	Federated Government Obligations Fund, Premier Shares, 0.43%[4] (IDENTIFIED COST $39,742,288)	39,742,288
		TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $261,470,712)[5]	265,589,043
		OTHER ASSETS AND LIABILITIES - NET—1.3%[6]	3,626,658
		TOTAL NET ASSETS—100%	$269,215,701

SECURITIES SOLD SHORT
Shares		Value
10,000	3M Co.	$1,785,700
13,500	Anheuser-Busch InBev NV, ADR	1,423,440
8,000	Avalonbay Communities, Inc.	1,417,200
47,000	AES Corp.	546,140
160,000	Banco Bradesco SA, ADR	1,393,600
3,500	Bard (C.R.), Inc.	786,310
30,500	Brown-Forman Corp., Class B	1,370,060
40,000	Cadence Design Systems, Inc.	1,008,800
2,000	Chipotle Mexican Grill, Inc.	754,640
50,000	Cisco Systems, Inc.	1,511,000
10,000	Citrix Systems, Inc.	893,100
5,000	Colgate-Palmolive Co.	327,200
32,500	Consumer Discretionary Select Sector SPDR Fund	2,645,500
132,000	Consumer Staples Select Sector SPDR Fund	6,825,720
11,500	Copa Holdings SA, Class A	1,044,545
5,000	Costco Wholesale Corp.	800,550
33,500	Coty, Inc., Class A	613,385
7,000	C.H. Robinson Worldwide, Inc.	512,820
30,000	CA, Inc.	953,100
18,000	CDK Global, Inc.	1,074,420
7,000	Danaher Corp.	544,880
12,500	Darden Restaurants, Inc.	909,000
37,500	Energy Select Sector SPDR	2,824,500
12,000	Equity Residential Properties Trust	772,320
6,000	Facebook, Inc.	690,300
7,500	Fomento Economico Mexicano, SA de C.V., ADR	571,575
342,000	Financial Select Sector SPDR Fund	7,951,500
45,000	General Electric Co.	1,422,000
15,000	Genuine Parts Co.	1,433,100
20,000	Global Payments, Inc.	1,388,200
6,000	Grainger (W.W.), Inc.	1,393,500
77,000	Health Care Select Sector SPDR Fund	5,308,380
15,000	Henry Jack & Associates, Inc.	1,331,700
11,000	Illinois Tool Works, Inc.	1,347,060
15,000	Intel Corp.	544,050
15,000	International Flavors & Fragrances, Inc.	1,767,450
24,000	iShares 20+ Year Treasury Bond ETF	2,859,120
130,000	Itau Unibanco Holding SA, ADR	1,336,400
10,000	IBM Corp.	1,659,900
149,000	Industrial Select Sector SPDR Fund	9,270,780
25,000	KB Home	395,250
80,000	Materials Select Sector SPDR Trust	3,976,000
33,000	Nike, Inc., Class B	1,677,390
34,000	Oracle Corp.	1,307,300
20,000	Paychex, Inc.	1,217,600
7,500	Simon Property Group, Inc.	1,332,525
22,000	Sonoco Products Co.	1,159,400
484,000	SPDR S&P 500 ETF Trust	108,188,520
36,000	Tenet Healthcare Corp.	534,240
7,000	Texas Instruments, Inc.	510,790
4,000	Thermo Fisher Scientific, Inc.	564,400
10,000	Total System Services, Inc.	490,300

Shares		Value
3,500	UnitedHealth Group, Inc.	$560,140
5,000	Universal Health Services, Inc., Class B	531,900
39,000	UDR, Inc.	1,422,720
99,500	Vanguard REIT ETF	8,211,735
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $200,681,728)	$205,093,155
At December 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 Index Short Futures	130	$72,676,500	March 2017	$201,078
The average notional value of short futures contracts held by the Fund throughout the period was $189,196,688. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At December 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
1/17/2017	State Street Bank and Trust Company	9,519,467 CAD	$7,100,000	$(8,655)
1/17/2017	State Street Bank and Trust Company	4,683,980 CAD	$3,500,000	$(10,758)
1/17/2017	JPMorgan Chase Bank N.A	4,553,908 GBP	$5,700,000	$(85,475)
1/17/2017	Bank of America, N.A.	11,823,353 GBP	$14,800,000	$(222,955)
Contracts Sold:
1/17/2017	State Street Bank and Trust Company	14,034,400 CAD	$10,600,000	$145,341
1/17/2017	Bank of America, N.A.	16,052,998 GBP	$20,500,000	$708,214
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$525,712
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $50,385 and $264,461, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and the Value of Securities Sold Short is included in “Other Assets and Liabilities—Net”.
1	Non-income-producing security.
2	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	Affiliated holding.

Transactions involving the affiliated holding during the period ended December 31, 2016.
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2016	17,242,277
Purchases/Additions	214,638,818
Sales/Reductions	(192,138,807)
Balance of Shares Held 12/31/2016	39,742,288
Value	$39,742,288
Dividend Income	$26,651
4	7-day net yield.
5	At December 31, 2016, the cost of investments for federal tax purposes was $261,470,712. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; b) outstanding foreign currency commitments; c) futures contracts; and (d) short sales was $4,118,331. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,025,596 and net unrealized depreciation from investments for those securities having an excess of cost over value of $907,265.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$78,927,591	$—	$—	$78,927,591
International	1,712,089	264,043	—	1,976,132
Debt Securities:
U.S. Treasury	—	144,943,032	—	144,943,032
Investment Company	39,742,288	—	—	39,742,288
TOTAL SECURITIES	$120,381,968	$145,207,075	$—	$265,589,043
Other Financial Instruments[1]
Assets	$201,078	$853,555	$—	$1,054,633
Liabilities	(205,093,155)	(327,843)	—	(205,420,998)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(204,892,077)	$525,712	$—	$(204,366,365)
1	Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
ETF	—Exchange-Traded Fund
GBP	—Great British Pound
REIT	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depositary Receipt
6

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2017